Acquisitions and Divestitures - Sale of non-controlling interest in Brit (Details) - OMERS - Brit Limited (Brit) $ in Millions	Aug. 27, 2021 USD ($)
Acquisitions and Divestitures
Percent of ownership interests sold	13.90%
Cash transferred	$ 375.0
Equity gain	$ 115.4